Document and Entity Information	Sep. 25, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 25, 2025
Entity Registrant Name	AMERICAN EXCEPTIONALISM ACQUISITION CORP. A
Entity File Number	001-42866
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1871331
Entity Address Address Line 1	506 Santa Cruz Ave
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Menlo Park
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94025
City Area Code	650
Local Phone Number	521-9007
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	AEXA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0002079173
Amendment Flag	false